Equity - Application of IFRS 16, IFRS 15 and IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Equity	€ 28,684	€ 18,260	€ 25,450	€ 26,980
Total
Disclosure of reserves within equity [line items]
Equity	22,207	11,235	17,118	17,947
Non-controlling interests
Disclosure of reserves within equity [line items]
Equity	€ 6,477	€ 7,025	€ 8,332	9,033
Adjustment on initial application of new reporting (Note 17)
Disclosure of reserves within equity [line items]
Equity				16
Adjustment on initial application of new reporting (Note 17) | Total
Disclosure of reserves within equity [line items]
Equity				11
Adjustment on initial application of new reporting (Note 17) | Non-controlling interests
Disclosure of reserves within equity [line items]
Equity				€ 5